Provisions - Current Liabilities and Non-current Liabilities of Provisions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [abstract]
Current liabilities	¥ 362,151	¥ 287,175
Non-current liabilities	278,890	238,439
Total	¥ 641,041	¥ 525,614